PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4 – PROPERTY AND EQUIPMENT, NET

As of September 30, 2011 and December 31, 2010, property and equipment, net consisted of (in thousands):

	September 30,	December 31,
	2011	2010
Buildings	$4,494	$4,051
Land	1,150	1,150
Leasehold improvements	340	48
Computer software and equipment	8,018	2,079
Office furniture and equipment	1,178	634
Construction in process	114	114
Total property and equipment	15,294	8,076
Less accumulated depreciation	(8,403)	(2,602)

Total property and equipment, net	$6,891	$5,474

Depreciation and amortization expense from continuing operations for the three months ended September 30, 2011 and 2010 amounted to approximately $205 and $126, respectively, and for nine months ended September 30, 2011 and 2010 amounted to approximately $430 and $422, respectively.